Employee stock incentive plans (Details 1) - Category B Par Value Options [Member] - Exercise Prices Rs 5 [Member]	12 Months Ended
	Mar. 31, 2020 INR (₨) Number ₨ / shares	Mar. 31, 2019 INR (₨) Number ₨ / shares
DRL 2002 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number	270,141	320,544
Shares arising out of options, Granted during the year | Number	49,796	122,372
Shares arising out of options, Expired/forfeited during the year | Number	(14,934)	(50,651)
Shares arising out of options, Exercised during the year | Number	(72,166)	(122,124)
Shares arising out of options, Outstanding at the end of the year | Number	232,837	270,141
Shares arising out of options, Exercisable at the end of the year | Number	40,548	32,836
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5.00	₨ 5.00
Ranges of exercise prices, Granted during the year	5.00	5.00
Ranges of exercise prices, Expired/forfeited during the year	5.00	5.00
Ranges of exercise prices, Exercised during the year	5.00	5.00
Ranges of exercise prices, Outstanding at the end of the year	5.00	5.00
Ranges of exercise prices, Exercisable at the end of the year	₨ 5.00	₨ 5.00
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average exercise price, Granted during the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average exercise price, Expired/forfeited during the year	₨ 5.00	₨ 5.00
Weighted average exercise price, Exercised during the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares	5.00	5.00
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average remaining useful life, Outstanding at the beginning of the year	73	70
Weighted average remaining useful life, Granted during the year	90	90
Weighted average remaining useful life, Outstanding at the end of the year	69	73
Weighted average remaining useful life, Exercisable at the end of the year	43	42
DRL 2007 Plan [Member]
Stock options activity under this category [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number	115,155	107,308
Shares arising out of options, Granted during the year | Number	89,282	70,730
Shares arising out of options, Expired/forfeited during the year | Number	(18,886)	(29,966)
Shares arising out of options, Exercised during the year | Number	(33,968)	(32,917)
Shares arising out of options, Outstanding at the end of the year | Number	151,583	115,155
Shares arising out of options, Exercisable at the end of the year | Number	14,166	9,229
Ranges of exercise prices, Outstanding at the beginning of the year	₨ 5.00	₨ 5.00
Ranges of exercise prices, Granted during the year	5.00	5.00
Ranges of exercise prices, Expired/forfeited during the year	5.00	5.00
Ranges of exercise prices, Exercised during the year	5.00	5.00
Ranges of exercise prices, Outstanding at the end of the year	5.00	5.00
Ranges of exercise prices, Exercisable at the end of the year	₨ 5.00	₨ 5.00
Weighted average exercise price, Outstanding at the beginning of the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average exercise price, Granted during the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average exercise price, Expired/forfeited during the year	₨ 5.00	₨ 5.00
Weighted average exercise price, Exercised during the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average exercise price, Outstanding at the end of the year | ₨ / shares	5.00	5.00
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 5.00	₨ 5.00
Weighted average remaining useful life, Outstanding at the beginning of the year	73	73
Weighted average remaining useful life, Granted during the year	90	90
Weighted average remaining useful life, Outstanding at the end of the year	73	73
Weighted average remaining useful life, Exercisable at the end of the year	44	43